Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheet [Table Text Block]
The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s consolidated balance sheets:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Cash and cash equivalents	314,724	150,947	20,680
Restricted cash	20	20	3
Accounts receivable (net of allowance of RMB38,123 and RMB45,590 (US$6,246) as of December 31, 2023 and 2024, respectively)	126,851	151,971	20,821
Contract assets (net of allowance of RMB58,790 and RMB61,856 (US$8,474) as of December 31, 2023 and 2024, respectively)	22,748	13,855	1,898
Inter-company receivables*	343,342	605,656	82,975
Inventories	61,169	53,618	7,345
Prepayments and other current assets	16,855	13,737	1,882

Total current assets	885,709	989,804	135,604

Property and equipment, net	45,533	19,656	2,692
Intangible assets, net	38	224	30
Other non-current assets	2,398	5,353	733
Operating right-of-use assets	4,524	41,985	5,752

Total non-current assets	52,493	67,218	9,207

TOTAL ASSETS	938,202	1,057,022	144,811

Accounts payable	11,209	30,408	4,166
Deferred revenue	127,631	110,652	15,159
Inter-company payables*	1,693,577	1,768,322	242,259
Accrued liabilities and other current liabilities	71,144	61,212	8,386
Customer deposits	1,197	592	81
Current portion of operating lease liabilities	3,639	13,832	1,895

Total current liabilities	1,908,397	1,985,018	271,946

Other non-current liabilities	4,288	10,171	1,395
Non-current portion of operating lease liabilities	—	26,669	3,654

Total non-current liabilities	4,288	36,840	5,049

TOTAL LIABILITIES	1,912,685	2,021,858	276,995

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

Condensed Cash Flow Statement [Table Text Block]
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2022	2023	2024

	RMB	RMB	RMB	US$
Net cash used in operating activities	(139,381)	(2,768)	(160,551)	(21,994)
Net cash used in investing activities	(37,088)	(606)	(3,226)	(442)
Net cash generated from (used in) financing activities	377,630	(68,894)	—	—

Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheet [Table Text Block]
Condensed Balance Sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	14,171	9,328	1,278
Restricted cash	62	224	31
Inter-company receivables	3,152,747	3,198,215	438,152
Prepayments and other current assets	315	297	41

Total current assets	3,167,295	3,208,064	439,502

Non-current assets:
Equity method investment	337	—	—
Property and equipment, net	627	77	11

Total non-current assets	964	77	11

Total assets	3,168,259	3,208,141	439,513

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Inter-company payables	2,399,333	2,626,851	359,876
Accrued liabilities and other current liabilities	516	463	63

Total current liabilities	2,399,849	2,627,314	359,939

Total liabilities	2,399,849	2,627,314	359,939

	As of December 31,
	2023	2024
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY (CONTINUED)
Shareholders’ equity:
Class A ordinary shares (par value of US$0.0002 per share; 230,000,000 shares authorized; 85,115,600 and 90,289,123 shares issued and outstanding as of December 31, 2023 and 2024, respectively)	116	124	17
Class B ordinary shares (par value of US$0.0002 per share; 20,000,000 shares authorized; 17,324,848 shares issued and outstanding as of December 31, 2023 and 2024)	21	21	3
Treasury stock	(65,896)	(63,264)	(8,667)
Additional paid-in capital	4,849,337	5,002,255	685,306
Accumulated deficits	(3,853,635)	(4,200,261)	(575,433)
Accumulated other comprehensive loss	(161,533)	(158,048)	(21,652)

Total shareholders’ equity	768,410	580,827	79,574

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,168,259	3,208,141	439,513

Condensed Income Statement [Table Text Block]
Condensed Statements of Comprehensive Loss

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	—	—	—	—

Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Operating expenses:
General and administrative expenses	(31,041)	(11,616)	(13,128)	(1,799)
Impairment loss on long-lived assets	—	—	(102)	(14)
Share of losses in subsidiaries, the VIE and the VIE’s subsidiaries	(943,534)	(645,522)	(337,078)	(46,181)

Total operating expenses	(974,575)	(657,138)	(350,308)	(47,994)

Loss from operations	(974,575)	(657,138)	(350,308)	(47,994)

Interest income	3,636	3,811	4,021	551
Other expense, net	(294)	(362)	(339)	(46)

Loss before income taxes	(971,233)	(653,689)	(346,626)	(47,489)

Income tax expenses	—	—	—	—

Net loss	(971,233)	(653,689)	(346,626)	(47,489)

Other comprehensive (loss) income, net of tax of nil:	—	—	—	—
Foreign currency translation adjustments	41,347	4,189	3,485	477
Total comprehensive loss	(929,886)	(649,500)	(343,141)	(47,012)

Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net cash used in operating activities	(19,357)	(19,253)	(7,833)	(1,074)
Net cash used in investing activities	125,576	(41,305)	(5,840)	(799)
Net cash (used in) generated from financing activities	(66,850)	—	8,902	1,220
Effect of exchange rate changes	1,508	813	90	12

Net increase (decrease) in cash, cash equivalents and restricted cash	40,877	(59,745)	(4,681)	(641)

Cash, cash equivalents and restricted cash at the beginning of year	33,101	73,978	14,233	1,950

Cash, cash equivalents and restricted cash at the end of year	73,978	14,233	9,552	1,309